Loan Servicing Assets	12 Months Ended
Dec. 31, 2012
Loan Servicing Assets [Abstract]
Loan Servicing Assets

(6)   Loan Servicing Assets

Changes in loan servicing assets for each of the years presented, and the respective period-end estimated fair values were as follows (in thousands):

	2012		2011		2010
		Estimated		Estimated		Estimated
	Book	Fair	Book	Fair	Book	Fair
	Value	Value	Value	Value	Value	Value
Balance at January 1,	$2,489	$3,244	$2,222	$3,418	$1,797	$2,893
Originations	1,332		762		914
Amortization	(600)		(495)		(489)
Balance at December 31,	$3,221	$3,382	$2,489	$3,244	$2,222	$3,418

Included in Loan servicing income, net, are gross servicing fees earned of $1,477,000, $1,410,000, and $1,355,000, for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization expense of loan servicing assets for the next five years is estimated to be $674,000, $663,000, $645,000, $509,000, and $372,000.

The estimated fair value of loan servicing rights may vary significantly in subsequent periods due to changing interest rates and the effect thereof on prepayment speeds. Additionally, estimated fair value assumes there are a willing buyer and willing seller in the transaction. Management does not intend to sell these servicing rights.

The key economic assumptions used to determine the fair value of loan servicing rights at December 31, 2012 and 2011 were a discount rate of 10.00% and 9.00%, respectively, in each year and weighted average portfolio maturity of 19.6 years in 2012 and 19.3 years in 2011. The sensitivity of fair value to changes in certain portfolio characteristics at each year end are summarized in the table that follows (dollars in thousands). These calculated sensitivities are hypothetical, and actual changes in the fair value of loan servicing rights may differ significantly from the amounts presented herein. The effect of a variation in a particular assumption or characteristic on the fair value of the servicing rights is calculated without changing any other assumption. However, in practice, changes in one factor may result in changes in another which may magnify or counteract the sensitivities. The changes in assumptions are presumed to be instantaneous.

	2012	2011
Weighted-average prepayment speed	338%	326%
Impact on fair value of 20% adverse change	$(268)	$(278)
Impact on fair value of 20% positive change	376	371

Weighted-average current coupon for similar loans	4.07%	4.74%
Impact on fair value of 100 basis point adverse change	$(591)	$(695)
Impact on fair value of 100 basis point positive change	698	602